Income Taxes: - Realization of Net Deferred Tax Assets (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019
Amount removed from cumulative valuation allowance for deferred tax assets	$ 0	$ 32,400		$ 0
Hman Group holdings Inc and subsidiaries
Losses subject to full valuation allowance			$ 439,000